Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
November 30, 2022
SBI-NPRT1-0123
1.9887290.104
Nonconvertible Bonds - 24.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	100,000	85,847
2.75% 6/1/31	150,000	126,087
3.5% 9/15/53	321,000	226,664
3.55% 9/15/55	254,000	178,158
3.65% 9/15/59	125,000	86,824
3.85% 6/1/60	115,000	83,897
4.65% 6/1/44	20,000	17,356
5.15% 3/15/42	60,000	55,505
Bell Canada 3.65% 8/15/52	50,000	36,930
British Telecommunications PLC 9.625% 12/15/30	55,000	66,264
Orange SA 5.5% 2/6/44	60,000	59,607
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	143,092
7.045% 6/20/36	106,000	111,162
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	121,155
1.5% 9/18/30	400,000	312,841
2.355% 3/15/32	201,000	161,349
2.85% 9/3/41	50,000	35,554
2.987% 10/30/56	123,000	77,588
3.55% 3/22/51	140,000	103,596
4% 3/22/50	38,000	30,576
4.016% 12/3/29	200,000	188,695
4.75% 11/1/41	189,000	172,544
		2,481,291
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	42,329
2.65% 1/13/31	50,000	43,021
3.6% 1/13/51	20,000	15,738
3.8% 3/22/30	80,000	75,149
4.7% 3/23/50	20,000	18,713
6.2% 12/15/34	225,000	245,909
		440,859
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	45,141
1.1% 8/15/30	60,000	47,727
2.05% 8/15/50	60,000	37,729
Baidu, Inc. 4.125% 6/30/25	200,000	192,634
		323,231
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.9% 6/1/52	220,000	146,124
4.4% 4/1/33	175,000	153,390
5.5% 4/1/63	175,000	140,216
Comcast Corp.:
1.5% 2/15/31	300,000	236,837
1.95% 1/15/31	180,000	146,736
2.45% 8/15/52	100,000	60,606
2.65% 2/1/30	100,000	87,302
2.937% 11/1/56	190,000	123,157
2.987% 11/1/63	95,000	60,101
3.4% 4/1/30	30,000	27,412
3.45% 2/1/50	100,000	74,407
3.75% 4/1/40	10,000	8,356
4.65% 7/15/42	50,000	45,825
4.95% 10/15/58	50,000	46,115
Discovery Communications LLC:
3.625% 5/15/30	69,000	58,130
4% 9/15/55	60,000	38,462
4.65% 5/15/50	70,000	50,535
5.3% 5/15/49	20,000	15,705
Fox Corp. 4.709% 1/25/29	210,000	202,945
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	59,880
Magallanes, Inc.:
3.755% 3/15/27 (b)	50,000	45,564
4.279% 3/15/32 (b)	73,000	61,977
5.141% 3/15/52 (b)	68,000	52,691
5.391% 3/15/62 (b)	125,000	96,724
Paramount Global:
4.2% 5/19/32	60,000	49,782
4.95% 1/15/31	100,000	90,157
4.95% 5/19/50	90,000	66,897
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	48,333
		2,294,366
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
4.3% 2/15/48	100,000	77,708
4.55% 3/15/52 (b)	90,000	73,255
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	530,000	513,149
3.6% 11/15/60	75,000	51,984
3.875% 4/15/30	230,000	211,240
4.5% 4/15/50	62,000	52,370
5.2% 1/15/33	130,000	130,672
5.65% 1/15/53	65,000	65,182
Vodafone Group PLC:
4.125% 5/30/25	120,000	118,457
4.375% 5/30/28	25,000	24,740
5% 5/30/38	43,000	39,820
5.125% 6/19/59	60,000	52,056
5.25% 5/30/48	20,000	17,961
6.15% 2/27/37	50,000	50,815
		1,479,409
TOTAL COMMUNICATION SERVICES		7,019,156
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	42,595
Automobiles - 0.4%
American Honda Finance Corp. 1.2% 7/8/25	360,000	328,772
General Motors Co. 5.2% 4/1/45	120,000	101,747
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	486,398
2.4% 4/10/28	80,000	67,528
2.7% 8/20/27	145,000	127,875
5.65% 1/17/29	80,000	78,780
Toyota Motor Corp. 2.358% 7/2/24	60,000	57,846
		1,248,946
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	49,189
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 3.8% 2/15/28	100,000	92,681
Marriott International, Inc. 3.5% 10/15/32	80,000	67,359
McDonald's Corp.:
3.3% 7/1/25	11,000	10,699
3.5% 7/1/27	20,000	19,131
3.6% 7/1/30	165,000	154,242
3.7% 1/30/26	155,000	151,985
4.2% 4/1/50	18,000	15,381
4.45% 9/1/48	64,000	56,800
6.3% 3/1/38	60,000	66,098
Starbucks Corp.:
2% 3/12/27	170,000	152,714
2.55% 11/15/30	100,000	85,476
3.8% 8/15/25	50,000	49,334
4.5% 11/15/48	32,000	28,223
		950,123
Internet & Direct Marketing Retail - 0.6%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	200,000	159,014
3.4% 12/6/27	285,000	260,473
Amazon.com, Inc.:
1% 5/12/26	193,000	172,034
2.1% 5/12/31	193,000	161,141
2.875% 5/12/41	115,000	87,853
3.1% 5/12/51	193,000	140,762
3.15% 8/22/27	240,000	228,080
3.6% 4/13/32	200,000	186,367
4.25% 8/22/57	50,000	44,545
eBay, Inc.:
1.4% 5/10/26	118,000	105,254
2.7% 3/11/30	50,000	42,596
		1,588,119
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	58,621
Multiline Retail - 0.1%
Dollar General Corp. 5% 11/1/32	60,000	59,765
Dollar Tree, Inc. 4.2% 5/15/28	50,000	47,754
Target Corp.:
3.9% 11/15/47	25,000	20,896
4% 7/1/42	50,000	44,024
		172,439
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	50,000	45,025
AutoZone, Inc. 3.75% 6/1/27	50,000	47,880
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	79,411
3% 10/15/50	60,000	40,285
3.1% 5/3/27	34,000	31,928
4.05% 5/3/47	62,000	49,958
4.45% 4/1/62	50,000	40,416
4.5% 4/15/30	50,000	48,648
5.125% 4/15/50	20,000	18,767
The Home Depot, Inc.:
2.375% 3/15/51	113,000	70,399
2.95% 6/15/29	280,000	255,479
3.3% 4/15/40	150,000	121,451
4.2% 4/1/43	50,000	44,775
4.5% 12/6/48	70,000	64,675
TJX Companies, Inc. 1.6% 5/15/31	125,000	98,007
		1,057,104
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	12,449
2.85% 3/27/30	20,000	17,972
3.25% 3/27/40	55,000	45,131
3.375% 3/27/50	20,000	15,893
		91,445
TOTAL CONSUMER DISCRETIONARY		5,258,581
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	68,752
4.597% 5/25/28	110,000	109,256
PepsiCo, Inc.:
1.4% 2/25/31	200,000	160,167
1.625% 5/1/30	83,000	68,590
2.375% 10/6/26	220,000	206,447
3.6% 8/13/42	105,000	89,291
The Coca-Cola Co.:
1.45% 6/1/27	20,000	17,785
1.65% 6/1/30	10,000	8,233
2.25% 1/5/32	205,000	172,729
2.5% 6/1/40	10,000	7,411
2.6% 6/1/50	10,000	6,873
2.75% 6/1/60	10,000	6,794
3.45% 3/25/30	60,000	55,877
4.2% 3/25/50	50,000	46,117
		1,024,322
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	327,666
Kroger Co.:
1.7% 1/15/31	100,000	77,661
4.65% 1/15/48	30,000	26,349
5% 4/15/42	50,000	46,051
Sysco Corp.:
3.3% 2/15/50	50,000	35,252
4.5% 4/1/46	50,000	42,442
5.95% 4/1/30	53,000	55,420
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	135,000	117,280
Walmart, Inc.:
2.5% 9/22/41	150,000	112,005
3.3% 4/22/24	120,000	118,008
4.05% 6/29/48	130,000	117,634
		1,075,768
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	64,798
Campbell Soup Co.:
3.65% 3/15/23	8,000	7,965
3.95% 3/15/25	100,000	97,981
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	29,636
4.85% 11/1/28	55,000	53,709
5.4% 11/1/48	22,000	20,814
7% 10/1/28	50,000	53,574
General Mills, Inc.:
2.875% 4/15/30	13,000	11,376
3% 2/1/51	50,000	33,994
4.2% 4/17/28	60,000	58,949
Kellogg Co. 4.3% 5/15/28	50,000	49,096
Kraft Heinz Foods Co. 5.5% 6/1/50	195,000	190,927
Mondelez International, Inc. 2.625% 9/4/50	50,000	32,001
Tyson Foods, Inc.:
4% 3/1/26	40,000	38,966
4.875% 8/15/34	55,000	53,624
5.1% 9/28/48	40,000	37,926
Unilever Capital Corp. 1.75% 8/12/31	135,000	107,825
		943,161
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	45,440
2.875% 2/7/50	55,000	38,567
3.1% 3/26/30	7,000	6,317
Procter & Gamble Co.:
3% 3/25/30	36,000	33,051
3.6% 3/25/50	180,000	153,697
		277,072
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	60,872
TOTAL CONSUMER STAPLES		3,381,195
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	140,071
Halliburton Co.:
2.92% 3/1/30	80,000	69,160
5% 11/15/45	86,000	77,404
		286,635
Oil, Gas & Consumable Fuels - 0.9%
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	55,514
Enbridge, Inc. 3.4% 8/1/51	80,000	56,398
Energy Transfer LP 4.95% 5/15/28	55,000	52,974
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	171,498
7.55% 4/15/38	55,000	62,231
Magellan Midstream Partners LP 4.85% 2/1/49	50,000	41,507
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	74,966
MPLX LP:
4.5% 4/15/38	48,000	41,165
4.875% 12/1/24	152,000	150,688
4.9% 4/15/58	50,000	39,948
5.5% 2/15/49	50,000	44,921
ONEOK Partners LP 6.65% 10/1/36	50,000	49,789
ONEOK, Inc.:
6.35% 1/15/31	187,000	192,365
7.5% 9/1/23	119,000	120,276
Phillips 66 Co.:
4.65% 11/15/34	65,000	61,560
5.875% 5/1/42	54,000	56,455
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	157,934
Spectra Energy Partners LP 4.75% 3/15/24	215,000	213,816
Targa Resources Corp. 4.95% 4/15/52	60,000	48,770
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	24,594
4.3% 3/4/24	149,000	147,245
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	279,955
4.625% 3/1/34	50,000	46,161
5% 10/16/43	50,000	45,325
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	17,568
3.95% 5/15/50	50,000	38,999
4.45% 8/1/42	105,000	90,736
Valero Energy Corp.:
2.15% 9/15/27	125,000	110,461
3.4% 9/15/26	50,000	47,388
4% 4/1/29	155,000	147,087
		2,688,294
TOTAL ENERGY		2,974,929
FINANCIALS - 10.5%
Banks - 6.7%
Banco Santander SA:
0.701% 6/30/24 (c)	400,000	387,033
1.849% 3/25/26	200,000	176,261
Bank of America Corp.:
0.981% 9/25/25 (c)	600,000	549,617
1.734% 7/22/27 (c)	43,000	37,678
2.087% 6/14/29 (c)	310,000	261,668
2.651% 3/11/32 (c)	80,000	64,899
2.676% 6/19/41 (c)	235,000	163,934
2.687% 4/22/32 (c)	43,000	34,836
2.831% 10/24/51 (c)	50,000	32,027
3.004% 12/20/23 (c)	200,000	199,766
3.458% 3/15/25 (c)	120,000	116,816
3.55% 3/5/24 (c)	250,000	248,748
3.846% 3/8/37 (c)	180,000	152,464
3.974% 2/7/30 (c)	35,000	32,188
4.083% 3/20/51 (c)	130,000	106,871
4.183% 11/25/27	95,000	90,508
4.271% 7/23/29 (c)	60,000	56,480
4.33% 3/15/50 (c)	50,000	42,328
4.376% 4/27/28 (c)	100,000	96,013
4.75% 4/21/45	55,000	47,758
5.875% 2/7/42	135,000	140,910
6.204% 11/10/28 (c)	350,000	362,010
Bank of Montreal:
3.088% 1/10/37 (c)	50,000	38,065
4.338% 10/5/28 (c)	170,000	166,756
Bank of Nova Scotia:
2.45% 2/2/32	60,000	48,510
4.5% 12/16/25	85,000	83,939
Barclays PLC:
2.852% 5/7/26 (c)	200,000	184,403
3.932% 5/7/25 (c)	200,000	192,920
4.338% 5/16/24 (c)	400,000	396,332
4.836% 5/9/28	215,000	197,121
BB&T Corp. 3.875% 3/19/29	80,000	73,487
Canadian Imperial Bank of Commerce 3.6% 4/7/32	64,000	56,950
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	190,000	173,840
2.976% 11/5/30 (c)	290,000	247,287
3.106% 4/8/26 (c)	110,000	104,338
3.2% 10/21/26	191,000	178,359
3.875% 3/26/25	430,000	420,429
4.125% 7/25/28	154,000	145,439
4.65% 7/30/45	42,000	37,244
4.65% 7/23/48	115,000	103,570
5.875% 1/30/42	65,000	66,910
6.625% 6/15/32	60,000	63,548
8.125% 7/15/39	85,000	106,728
Fifth Third Bancorp:
3.95% 3/14/28	100,000	94,816
6.361% 10/27/28 (c)	70,000	72,488
HSBC Holdings PLC:
2.804% 5/24/32 (c)	40,000	31,071
4.041% 3/13/28 (c)	211,000	193,371
4.292% 9/12/26 (c)	850,000	809,764
4.755% 6/9/28 (c)	200,000	189,653
6.8% 6/1/38	100,000	99,016
7.625% 5/17/32	110,000	108,230
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	97,641
Huntington Bancshares, Inc. 2.55% 2/4/30	55,000	45,409
ING Groep NV 3.95% 3/29/27	260,000	246,028
Japan Bank International Cooperation 1.25% 1/21/31	262,000	206,679
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	1,200,000	1,152,931
0.969% 6/23/25 (c)	180,000	167,363
1.47% 9/22/27 (c)	170,000	147,562
2.069% 6/1/29 (c)	150,000	126,144
2.083% 4/22/26 (c)	20,000	18,580
2.525% 11/19/41 (c)	110,000	75,126
2.545% 11/8/32 (c)	180,000	144,062
2.956% 5/13/31 (c)	50,000	41,694
3.328% 4/22/52 (c)	80,000	57,864
3.559% 4/23/24 (c)	285,000	283,013
4.203% 7/23/29 (c)	30,000	28,212
4.323% 4/26/28 (c)	170,000	162,926
4.452% 12/5/29 (c)	185,000	175,837
4.493% 3/24/31 (c)	200,000	189,623
4.586% 4/26/33 (c)	170,000	159,688
4.912% 7/25/33 (c)	125,000	120,539
4.95% 6/1/45	92,000	85,128
6.4% 5/15/38	86,000	94,901
KeyCorp 4.1% 4/30/28	55,000	52,428
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	195,548
4.65% 3/24/26	221,000	210,148
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	200,000	173,948
2.048% 7/17/30	210,000	166,051
2.801% 7/18/24	200,000	192,050
3.455% 3/2/23	260,000	259,049
4.286% 7/26/38	73,000	64,037
Mizuho Financial Group, Inc. 2.226% 5/25/26 (c)	400,000	367,825
NatWest Group PLC:
3.875% 9/12/23	200,000	197,588
4.519% 6/25/24 (c)	600,000	593,729
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	37,742
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	85,000	78,859
1.15% 8/13/26	203,000	178,201
2.2% 11/1/24	80,000	76,143
Rabobank Nederland 5.25% 5/24/41	54,000	55,177
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	475,355
Royal Bank of Canada:
2.3% 11/3/31	55,000	44,320
2.55% 7/16/24	100,000	96,217
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	70,071
Santander UK Group Holdings PLC 1.089% 3/15/25 (c)	200,000	185,570
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	182,333
2.142% 9/23/30	64,000	49,412
2.174% 1/14/27	270,000	239,732
2.348% 1/15/25	200,000	188,840
3.936% 10/16/23	120,000	118,632
SVB Financial Group 2.1% 5/15/28	67,000	54,989
The Toronto-Dominion Bank:
0.55% 3/4/24	400,000	378,820
3.2% 3/10/32	95,000	82,098
3.625% 9/15/31 (c)	75,000	69,000
Truist Financial Corp.:
1.2% 8/5/25	200,000	181,483
1.267% 3/2/27 (c)	53,000	47,011
U.S. Bancorp:
1.375% 7/22/30	380,000	296,179
3.9% 4/26/28	94,000	90,126
Wells Fargo & Co.:
4.54% 8/15/26 (c)	1,000,000	979,735
4.897% 7/25/33 (c)	425,000	409,515
4.9% 11/17/45	280,000	247,129
Westpac Banking Corp.:
1.953% 11/20/28	50,000	42,647
2.894% 2/4/30 (c)	100,000	90,962
3.35% 3/8/27	115,000	109,219
4.11% 7/24/34 (c)	200,000	170,630
		19,710,895
Capital Markets - 2.0%
Bank of New York Mellon Corp.:
0.35% 12/7/23	370,000	353,577
1.8% 7/28/31	47,000	36,447
4.414% 7/24/26 (c)	200,000	197,174
BlackRock, Inc. 3.2% 3/15/27	150,000	143,904
Charles Schwab Corp.:
1.65% 3/11/31	50,000	39,228
2% 3/20/28	115,000	101,423
2.9% 3/3/32	55,000	47,156
CI Financial Corp. 3.2% 12/17/30	55,000	42,478
CME Group, Inc. 2.65% 3/15/32	90,000	76,761
Credit Suisse AG:
0.495% 2/2/24	400,000	365,363
3.625% 9/9/24	285,000	262,201
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	50,000	49,792
Deutsche Bank AG 4.1% 1/13/26	85,000	81,558
Deutsche Bank AG London Branch 3.7% 5/30/24	85,000	83,240
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	125,295
3.7% 5/30/24	100,000	96,900
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	230,000	207,108
1.093% 12/9/26 (c)	100,000	88,094
1.948% 10/21/27 (c)	260,000	227,615
2.383% 7/21/32 (c)	100,000	78,989
2.615% 4/22/32 (c)	65,000	52,507
3.436% 2/24/43 (c)	85,000	64,391
3.691% 6/5/28 (c)	260,000	243,161
4.017% 10/31/38 (c)	75,000	63,249
4.411% 4/23/39 (c)	90,000	78,857
6.25% 2/1/41	75,000	79,574
6.75% 10/1/37	180,000	192,913
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	107,228
2.65% 9/15/40	225,000	159,308
3.75% 9/21/28	20,000	18,982
Jefferies Financial Group, Inc.:
4.15% 1/23/30	60,000	53,397
4.85% 1/15/27	50,000	48,393
Moody's Corp.:
4.25% 2/1/29	110,000	105,519
4.875% 12/17/48	40,000	37,040
Morgan Stanley:
1.512% 7/20/27 (c)	70,000	60,908
1.593% 5/4/27 (c)	60,000	52,859
1.794% 2/13/32 (c)	195,000	148,403
2.239% 7/21/32 (c)	70,000	54,590
2.484% 9/16/36 (c)	55,000	40,889
2.699% 1/22/31 (c)	360,000	301,668
3.217% 4/22/42 (c)	175,000	131,779
3.625% 1/20/27	268,000	254,661
3.737% 4/24/24 (c)	200,000	198,619
5.297% 4/20/37 (c)	95,000	88,424
5.597% 3/24/51 (c)	50,000	51,351
NASDAQ, Inc. 1.65% 1/15/31	55,000	42,450
Nomura Holdings, Inc. 1.653% 7/14/26	215,000	187,524
Northern Trust Corp. 1.95% 5/1/30	50,000	41,485
S&P Global, Inc.:
2.3% 8/15/60	60,000	34,475
3.25% 12/1/49	50,000	37,109
4.75% 8/1/28 (b)	70,000	69,516
State Street Corp.:
1.684% 11/18/27 (c)	70,000	61,869
2.623% 2/7/33 (c)	60,000	49,190
		5,916,591
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	131,894
3.4% 10/29/33	150,000	116,269
3.5% 1/15/25	150,000	143,063
Ally Financial, Inc.:
3.05% 6/5/23	90,000	88,796
5.125% 9/30/24	250,000	248,025
5.8% 5/1/25	50,000	50,206
American Express Co.:
2.5% 7/30/24	124,000	119,565
3.4% 2/22/24	80,000	78,700
4.05% 12/3/42	70,000	60,771
Capital One Financial Corp.:
2.636% 3/3/26 (c)	80,000	74,604
3.273% 3/1/30 (c)	80,000	68,497
3.75% 7/28/26	85,000	80,402
3.8% 1/31/28	160,000	149,492
Discover Financial Services 4.5% 1/30/26	102,000	98,189
John Deere Capital Corp.:
3.35% 6/12/24	140,000	137,267
3.45% 3/7/29	60,000	56,389
Synchrony Financial:
4.25% 8/15/24	105,000	102,417
4.5% 7/23/25	68,000	65,106
Toyota Motor Credit Corp.:
2.4% 1/13/32	70,000	58,026
3% 4/1/25	330,000	318,009
		2,245,687
Diversified Financial Services - 0.3%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	192,582
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	41,382
4.05% 7/1/30	12,000	10,487
4.125% 5/15/29	9,000	8,044
Corebridge Financial, Inc. 3.9% 4/5/32 (b)	125,000	110,226
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	28,512
2.6% 11/15/29	20,000	17,647
3.4% 11/15/49	20,000	15,256
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	95,108
5% 4/20/48	16,000	13,902
KfW:
0% 4/18/36	125,000	73,359
2.625% 2/28/24	230,000	224,531
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	29,527
National Rural Utilities Cooperative Finance Corp. 4.15% 12/15/32	100,000	93,665
Voya Financial, Inc. 3.65% 6/15/26	60,000	56,917
		1,011,145
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	39,397
3.05% 12/15/61	50,000	33,196
3.35% 5/3/26	144,000	139,204
Allstate Corp. 1.45% 12/15/30	230,000	176,576
American International Group, Inc.:
4.375% 6/30/50	50,000	43,181
4.5% 7/16/44	127,000	110,841
5.75% 4/1/48 (c)	60,000	56,340
Aon Corp. 4.5% 12/15/28	50,000	48,484
Aon PLC 4.75% 5/15/45	68,000	59,518
Arch Capital Finance LLC 4.011% 12/15/26	170,000	163,375
Athene Holding Ltd. 6.15% 4/3/30	65,000	65,604
Brown & Brown, Inc. 4.5% 3/15/29	65,000	61,019
Hartford Financial Services Group, Inc. 2.8% 8/19/29	135,000	115,676
Lincoln National Corp.:
3.8% 3/1/28	76,000	70,392
4.375% 6/15/50	80,000	59,869
Marsh & McLennan Companies, Inc.:
4.75% 3/15/39	55,000	50,578
4.9% 3/15/49	33,000	30,800
MetLife, Inc.:
4.125% 8/13/42	60,000	51,151
4.55% 3/23/30	200,000	199,423
Progressive Corp.:
3% 3/15/32	65,000	57,396
4.125% 4/15/47	50,000	41,905
4.2% 3/15/48	10,000	8,405
Prudential Financial, Inc.:
3.7% 10/1/50 (c)	55,000	44,275
4.35% 2/25/50	140,000	120,146
5.7% 9/15/48 (c)	50,000	46,430
The Travelers Companies, Inc. 5.35% 11/1/40	125,000	124,947
Willis Group North America, Inc. 2.95% 9/15/29	93,000	78,518
		2,096,646
TOTAL FINANCIALS		30,980,964
HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	10,000	9,578
2.95% 11/21/26	10,000	9,363
3.2% 11/21/29	20,000	18,260
3.6% 5/14/25	180,000	175,085
4.05% 11/21/39	10,000	8,737
4.25% 11/21/49	310,000	266,563
4.7% 5/14/45	50,000	46,081
4.875% 11/14/48	120,000	112,615
Amgen, Inc.:
3.15% 2/21/40	105,000	80,730
3.375% 2/21/50	30,000	21,868
4.2% 3/1/33	100,000	94,435
4.4% 5/1/45	178,000	153,838
4.875% 3/1/53	40,000	36,484
Baxalta, Inc. 5.25% 6/23/45	135,000	128,381
Biogen, Inc. 3.25% 2/15/51	67,000	46,510
Gilead Sciences, Inc.:
2.6% 10/1/40	100,000	71,471
2.8% 10/1/50	110,000	72,747
3.65% 3/1/26	175,000	169,417
4.8% 4/1/44	52,000	48,863
		1,571,026
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	140,000	145,218
Baxter International, Inc.:
1.915% 2/1/27	60,000	53,468
2.539% 2/1/32	50,000	40,336
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	121,948
3.363% 6/6/24	25,000	24,417
Boston Scientific Corp. 2.65% 6/1/30	161,000	138,955
GE Healthcare Holding LLC 5.905% 11/22/32 (b)	100,000	105,018
Medtronic, Inc. 4.375% 3/15/35	157,000	151,272
Zimmer Biomet Holdings, Inc. 2.6% 11/24/31	60,000	48,926
		829,558
Health Care Providers & Services - 1.0%
Aetna, Inc. 4.75% 3/15/44	40,000	35,410
Centene Corp.:
2.625% 8/1/31	70,000	55,035
3.375% 2/15/30	140,000	119,254
Cigna Corp.:
1.25% 3/15/26	85,000	76,114
2.375% 3/15/31	100,000	82,876
3.75% 7/15/23	8,000	7,944
4.125% 11/15/25	12,000	11,803
4.375% 10/15/28	20,000	19,492
4.8% 8/15/38	69,000	65,101
4.8% 7/15/46	120,000	108,967
4.9% 12/15/48	19,000	17,541
CVS Health Corp.:
2.7% 8/21/40	310,000	218,161
4.25% 4/1/50	60,000	49,390
4.3% 3/25/28	150,000	145,817
4.78% 3/25/38	42,000	38,816
4.875% 7/20/35	60,000	57,427
5.05% 3/25/48	60,000	55,719
Elevance Health, Inc.:
2.375% 1/15/25	190,000	181,053
3.65% 12/1/27	240,000	228,234
3.7% 9/15/49	10,000	7,676
4.101% 3/1/28	100,000	96,482
4.65% 1/15/43	65,000	60,041
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	100,000	85,484
4.125% 6/15/29	289,000	264,105
4.375% 3/15/42 (b)	50,000	40,522
5.5% 6/15/47	50,000	45,591
Humana, Inc.:
3.125% 8/15/29	50,000	43,953
4.875% 4/1/30	114,000	111,530
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	22,639
2% 5/15/30	80,000	66,577
2.3% 5/15/31	286,000	238,952
2.375% 8/15/24	50,000	48,147
2.9% 5/15/50	36,000	24,913
3.7% 8/15/49	20,000	15,919
4.375% 3/15/42	55,000	49,596
5.8% 3/15/36	50,000	53,251
6.625% 11/15/37	50,000	56,881
6.875% 2/15/38	185,000	215,689
		3,122,102
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	52,744
PerkinElmer, Inc. 2.25% 9/15/31	30,000	23,518
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	133,342
		209,604
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	80,382
2.25% 5/28/31	90,000	75,518
AstraZeneca PLC 4.375% 8/17/48	66,000	60,410
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	112,924
3.25% 2/20/23	124,000	123,677
3.4% 7/26/29	16,000	14,978
3.9% 3/15/62	50,000	40,153
4.125% 6/15/39	50,000	45,397
4.55% 2/20/48	55,000	50,929
Eli Lilly & Co. 2.25% 5/15/50	70,000	45,748
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	62,000	70,815
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	250,000	233,403
Johnson & Johnson:
0.55% 9/1/25	60,000	54,532
1.3% 9/1/30	60,000	49,159
2.1% 9/1/40	60,000	42,215
2.45% 9/1/60	60,000	38,641
3.5% 1/15/48	145,000	120,914
Merck & Co., Inc.:
2.45% 6/24/50	180,000	118,474
2.9% 3/7/24	150,000	146,998
2.9% 12/10/61	100,000	67,243
Mylan NV 5.2% 4/15/48	83,000	64,247
Novartis Capital Corp. 3.7% 9/21/42	110,000	94,212
Viatris, Inc. 2.3% 6/22/27	105,000	90,306
		1,841,275
TOTAL HEALTH CARE		7,573,565
INDUSTRIALS - 1.2%
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.25% 4/1/26	152,000	145,096
4.1% 4/15/43	50,000	39,456
4.4% 1/15/47	50,000	40,206
4.95% 10/17/48	78,000	68,203
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	48,746
5.3% 4/1/50	110,000	116,701
		458,408
Airlines - 0.0%
Southwest Airlines Co. 2.625% 2/10/30	60,000	50,045
Building Products - 0.2%
Carrier Global Corp. 2.242% 2/15/25	620,000	584,847
Johnson Controls International PLC 5.125% 9/14/45	50,000	45,667
Masco Corp.:
2% 2/15/31	29,000	22,492
3.125% 2/15/51	14,000	8,765
Owens Corning 3.95% 8/15/29	90,000	82,667
		744,438
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	155,456
Waste Management, Inc.:
2% 6/1/29	55,000	47,140
2.5% 11/15/50	70,000	44,562
		247,158
Electrical Equipment - 0.0%
Eaton Corp. 4% 11/2/32	50,000	46,338
Emerson Electric Co. 2.8% 12/21/51	70,000	46,587
		92,925
Industrial Conglomerates - 0.0%
3M Co.:
2.375% 8/26/29	86,000	73,950
2.65% 4/15/25	8,000	7,665
3.05% 4/15/30	7,000	6,246
3.7% 4/15/50	8,000	6,365
4% 9/14/48	50,000	41,834
		136,060
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	38,714
1.1% 9/14/27	40,000	34,391
2.4% 8/9/26	140,000	129,824
Caterpillar, Inc.:
3.25% 9/19/49	50,000	38,458
5.2% 5/27/41	105,000	108,893
Deere & Co. 2.875% 9/7/49	130,000	94,710
Otis Worldwide Corp. 3.112% 2/15/40	50,000	37,575
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	57,667
4.2% 11/21/34	75,000	69,126
Stanley Black & Decker, Inc. 2.75% 11/15/50	60,000	38,310
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	50,000	49,187
		696,855
Road & Rail - 0.4%
Canadian National Railway Co.:
2.45% 5/1/50	40,000	25,436
2.75% 3/1/26	141,000	133,276
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	116,176
2.45% 12/2/31	130,000	108,339
4.8% 8/1/45	60,000	55,194
CSX Corp.:
2.5% 5/15/51	115,000	71,791
4.5% 3/15/49	70,000	61,929
Kansas City Southern 3.5% 5/1/50	50,000	36,347
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	94,111
3.155% 5/15/55	195,000	132,600
Union Pacific Corp.:
3.6% 9/15/37	145,000	125,404
3.839% 3/20/60	132,000	104,165
		1,064,768
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	52,462
2.875% 1/15/26	50,000	46,058
3% 2/1/30	55,000	46,011
4.625% 10/1/28	52,000	48,585
		193,116
TOTAL INDUSTRIALS		3,683,773
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	141,844
Electronic Equipment & Components - 0.2%
Amphenol Corp. 4.35% 6/1/29	50,000	48,271
Corning, Inc. 5.35% 11/15/48	20,000	18,669
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	141,249
4.9% 10/1/26	30,000	29,670
5.3% 10/1/29	80,000	79,134
8.1% 7/15/36	40,000	46,056
8.35% 7/15/46	134,000	156,608
		519,657
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	60,000	53,179
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	59,986
2.25% 3/1/31	50,000	39,872
Fiserv, Inc.:
3.5% 7/1/29	40,000	36,075
4.4% 7/1/49	120,000	98,905
Global Payments, Inc. 1.2% 3/1/26	122,000	106,405
IBM Corp.:
2.85% 5/15/40	135,000	99,358
2.95% 5/15/50	100,000	66,972
3.45% 2/19/26	166,000	159,681
MasterCard, Inc.:
3.3% 3/26/27	13,000	12,519
3.35% 3/26/30	18,000	16,772
3.85% 3/26/50	65,000	56,704
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	18,600
2.3% 6/1/30	50,000	41,370
5.25% 6/1/62	55,000	51,180
The Western Union Co. 2.85% 1/10/25	20,000	19,031
Visa, Inc.:
1.9% 4/15/27	43,000	39,079
2.05% 4/15/30	70,000	60,315
2.7% 4/15/40	50,000	38,960
2.75% 9/15/27	205,000	191,766
4.3% 12/14/45	65,000	60,856
		1,327,585
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	50,000	37,634
Applied Materials, Inc. 4.35% 4/1/47	76,000	69,969
Broadcom, Inc.:
3.419% 4/15/33 (b)	120,000	97,504
3.469% 4/15/34 (b)	400,000	317,564
4.11% 9/15/28	60,000	56,063
Intel Corp.:
2.45% 11/15/29	50,000	43,118
3.7% 7/29/25	140,000	137,299
4.6% 3/25/40	100,000	92,407
4.75% 3/25/50	150,000	134,931
Lam Research Corp. 2.875% 6/15/50	50,000	35,010
Micron Technology, Inc. 3.366% 11/1/41	55,000	38,310
NVIDIA Corp. 2% 6/15/31	215,000	174,797
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	80,000	62,865
4.3% 6/18/29	125,000	115,117
Qualcomm, Inc.:
4.3% 5/20/47	55,000	48,257
4.65% 5/20/35	145,000	141,016
Teledyne FLIR LLC 2.5% 8/1/30	55,000	44,942
		1,646,803
Software - 0.6%
Microsoft Corp.:
2.525% 6/1/50	180,000	123,964
2.921% 3/17/52	276,000	204,752
3.3% 2/6/27	270,000	261,153
Oracle Corp.:
2.5% 4/1/25	60,000	56,752
2.65% 7/15/26	242,000	222,946
2.95% 4/1/30	80,000	68,655
3.6% 4/1/50	310,000	215,663
3.85% 4/1/60	260,000	175,342
4.125% 5/15/45	50,000	38,177
Roper Technologies, Inc.:
1% 9/15/25	30,000	26,985
1.4% 9/15/27	30,000	25,640
1.75% 2/15/31	30,000	23,279
2% 6/30/30	110,000	88,131
Salesforce.com, Inc.:
1.95% 7/15/31	195,000	158,706
2.7% 7/15/41	50,000	36,908
VMware, Inc.:
1.4% 8/15/26	97,000	85,308
4.7% 5/15/30	70,000	65,730
		1,878,091
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	200,000	180,661
0.7% 2/8/26	160,000	142,809
1.25% 8/20/30	200,000	160,327
1.7% 8/5/31	52,000	42,255
2.375% 2/8/41	160,000	117,140
2.8% 2/8/61	155,000	103,054
2.85% 5/11/24	50,000	48,817
2.85% 8/5/61	51,000	34,637
2.95% 9/11/49	90,000	66,102
3.85% 5/4/43	177,000	157,981
HP, Inc. 6% 9/15/41	170,000	165,781
		1,219,564
TOTAL INFORMATION TECHNOLOGY		6,733,544
MATERIALS - 0.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	45,913
2.05% 5/15/30	20,000	16,801
2.8% 5/15/50	20,000	13,960
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	47,693
DuPont de Nemours, Inc.:
4.725% 11/15/28	20,000	19,931
5.419% 11/15/48	62,000	60,146
Ecolab, Inc. 1.3% 1/30/31	125,000	96,303
LYB International Finance BV:
4% 7/15/23	77,000	76,325
5.25% 7/15/43	50,000	44,360
LYB International Finance II BV 3.5% 3/2/27	90,000	83,260
LYB International Finance III LLC:
3.375% 10/1/40	50,000	36,274
3.625% 4/1/51	50,000	34,136
Nutrien Ltd.:
3.95% 5/13/50	100,000	78,610
4.2% 4/1/29	6,000	5,678
5% 4/1/49	11,000	10,085
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	281,595
4.5% 6/1/47	54,000	46,777
The Dow Chemical Co.:
2.1% 11/15/30	100,000	79,895
4.25% 10/1/34	55,000	48,575
4.8% 5/15/49	40,000	33,857
5.55% 11/30/48	30,000	28,361
The Mosaic Co. 4.25% 11/15/23	131,000	129,701
		1,318,236
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	44,678
2.5% 3/15/30	60,000	50,084
		94,762
Containers & Packaging - 0.1%
International Paper Co.:
4.35% 8/15/48	30,000	25,424
7.3% 11/15/39	50,000	55,479
WRKCo, Inc. 4% 3/15/28	100,000	93,594
		174,497
Metals & Mining - 0.1%
Newmont Corp.:
2.8% 10/1/29	70,000	60,090
5.45% 6/9/44	50,000	48,055
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	50,698
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	43,997
		202,840
TOTAL MATERIALS		1,790,335
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34	75,000	60,854
3% 5/18/51	100,000	64,353
American Homes 4 Rent LP 4.9% 2/15/29	75,000	71,388
American Tower Corp.:
1.3% 9/15/25	40,000	35,975
2.1% 6/15/30	60,000	48,198
3.1% 6/15/50	60,000	39,655
3.6% 1/15/28	110,000	101,179
AvalonBay Communities, Inc. 2.05% 1/15/32	105,000	83,626
Boston Properties, Inc. 3.25% 1/30/31	107,000	89,439
Corporate Office Properties LP 2.75% 4/15/31	40,000	30,223
Crown Castle International Corp.:
1.35% 7/15/25	23,000	20,931
2.25% 1/15/31	145,000	117,271
3.15% 7/15/23	100,000	98,846
3.25% 1/15/51	47,000	32,152
ERP Operating LP 4.5% 7/1/44	50,000	43,442
Federal Realty Investment Trust 3.5% 6/1/30	50,000	43,316
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	177,726
Kilroy Realty LP 3.05% 2/15/30	50,000	40,679
Kimco Realty Corp.:
1.9% 3/1/28	110,000	92,492
2.8% 10/1/26	150,000	138,087
National Retail Properties, Inc. 3% 4/15/52	50,000	30,477
Prologis LP:
1.625% 3/15/31	100,000	77,151
1.75% 2/1/31	100,000	78,542
Realty Income Corp. 2.85% 12/15/32	105,000	86,154
Regency Centers LP 3.7% 6/15/30	50,000	43,706
Simon Property Group LP:
2.2% 2/1/31	100,000	79,483
2.65% 7/15/30	50,000	42,100
2.75% 6/1/23	75,000	74,083
3.375% 12/1/27	75,000	69,702
4.75% 3/15/42	55,000	47,513
UDR, Inc. 2.1% 6/15/33	35,000	25,390
Ventas Realty LP 4.875% 4/15/49	80,000	67,970
VICI Properties LP 5.625% 5/15/52	55,000	49,653
Welltower, Inc. 4.95% 9/1/48	36,000	30,522
Weyerhaeuser Co. 4% 11/15/29	75,000	68,784
		2,301,062
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	24,254
Essex Portfolio LP 2.65% 3/15/32	70,000	55,706
Mid-America Apartments LP 4.2% 6/15/28	75,000	71,205
		151,165
TOTAL REAL ESTATE		2,452,227
UTILITIES - 0.6%
Electric Utilities - 0.4%
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	37,737
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	66,821
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	102,477
4% 3/1/48	86,000	71,710
Eversource Energy:
2.55% 3/15/31	125,000	103,836
2.9% 10/1/24	70,000	67,232
Exelon Corp.:
2.75% 3/15/27 (b)	110,000	101,391
4.1% 3/15/52 (b)	65,000	53,049
NSTAR Electric Co. 4.95% 9/15/52	40,000	38,929
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	73,741
4.6% 6/1/52 (b)	50,000	46,500
5.3% 6/1/42	85,000	85,816
PECO Energy Co. 3.9% 3/1/48	50,000	40,780
PPL Electric Utilities Corp. 3% 10/1/49	30,000	20,497
Public Service Electric & Gas Co.:
3.6% 12/1/47	87,000	67,694
3.65% 9/1/42	60,000	48,578
		1,026,788
Gas Utilities - 0.1%
Atmos Energy Corp. 4.125% 10/15/44	75,000	62,460
Piedmont Natural Gas Co., Inc. 2.5% 3/15/31	80,000	65,542
Southern California Gas Co. 2.55% 2/1/30	90,000	77,236
		205,238
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	34,301
3.95% 4/1/50	130,000	105,970
5.3% 3/1/35	50,000	49,474
5.5% 12/1/39	50,000	49,365
San Diego Gas & Electric Co. 3.75% 6/1/47	85,000	66,727
Sempra Energy:
3.4% 2/1/28	26,000	24,049
3.8% 2/1/38	30,000	24,425
4% 2/1/48	86,000	66,219
		420,530
Water Utilities - 0.0%
American Water Capital Corp.:
3.75% 9/1/47	50,000	39,423
6.593% 10/15/37	64,000	70,912
		110,335
TOTAL UTILITIES		1,762,891
TOTAL NONCONVERTIBLE BONDS (Cost $85,211,269)		73,611,160

U.S. Government and Government Agency Obligations - 44.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	95,000	85,759
0.5% 6/17/25	240,000	218,565
0.625% 4/22/25	82,000	75,098
0.75% 10/8/27	125,000	107,801
0.875% 8/5/30	83,000	66,051
1.625% 10/15/24	70,000	66,391
1.75% 7/2/24	220,000	210,709
2.875% 9/12/23	150,000	147,765
6.625% 11/15/30	229,000	268,328
Federal Home Loan Bank:
0.375% 9/4/25	70,000	63,101
0.5% 4/14/25	105,000	96,477
1.5% 8/15/24	50,000	47,497
2.5% 2/13/24	80,000	78,120
3.25% 6/9/28	55,000	52,883
3.25% 11/16/28	10,000	9,673
Freddie Mac:
0.25% 8/24/23	250,000	241,794
0.25% 12/4/23	375,000	358,078
0.375% 7/21/25	160,000	144,855
0.375% 9/23/25	93,000	83,686
1.5% 2/12/25	120,000	112,848
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,535,479
U.S. Treasury Obligations - 43.2%
U.S. Treasury Bonds:
1.125% 5/15/40	558,000	357,076
1.125% 8/15/40	1,085,000	689,102
1.25% 5/15/50	1,597,000	890,827
1.375% 11/15/40	1,019,000	675,764
1.375% 8/15/50	1,239,000	714,555
1.625% 11/15/50	1,136,000	701,658
1.75% 8/15/41	2,302,000	1,606,005
1.875% 2/15/41	1,509,000	1,090,488
1.875% 2/15/51	96,000	63,300
1.875% 11/15/51	1,524,000	1,002,209
2% 11/15/41	1,046,000	761,823
2% 2/15/50	45,000	30,739
2% 8/15/51	719,000	488,639
2.25% 5/15/41	2,291,000	1,760,401
2.25% 8/15/46	6,000	4,357
2.25% 8/15/49	34,000	24,702
2.25% 2/15/52	410,000	296,081
2.375% 2/15/42	1,650,000	1,286,018
2.375% 11/15/49	1,000	747
2.375% 5/15/51	1,052,000	782,343
2.5% 2/15/45	235,000	181,179
2.5% 2/15/46	89,000	68,189
2.5% 5/15/46	83,000	63,485
2.75% 8/15/42	41,000	33,772
2.75% 11/15/42	4,000	3,285
2.75% 11/15/47	23,000	18,453
2.875% 5/15/43	177,000	147,996
2.875% 8/15/45	95,000	78,215
2.875% 5/15/49	12,000	9,945
2.875% 5/15/52	2,450,000	2,036,563
3% 5/15/42	13,000	11,214
3% 11/15/44	397,000	335,527
3% 5/15/45	121,000	101,938
3% 11/15/45	188,000	158,250
3% 5/15/47	17,000	14,291
3% 2/15/48	4,000	3,370
3% 8/15/48	28,000	23,658
3% 2/15/49	20,000	16,968
3% 8/15/52	1,955,000	1,673,969
3.125% 11/15/41	75,000	66,319
3.125% 2/15/43	125,000	109,141
3.125% 8/15/44	863,000	745,854
3.125% 5/15/48	57,000	49,232
3.25% 5/15/42	1,145,000	1,028,532
3.375% 8/15/42	1,530,000	1,399,711
3.375% 5/15/44	198,000	178,649
3.375% 11/15/48	32,000	29,036
3.625% 8/15/43	137,000	129,128
3.75% 8/15/41	48,000	46,689
3.75% 11/15/43	39,000	37,425
3.875% 8/15/40	20,000	19,945
4% 11/15/42	130,000	130,609
4% 11/15/52	255,000	265,200
4.375% 11/15/39	24,000	25,620
4.375% 5/15/40	45,000	47,937
4.5% 2/15/36	1,000	1,091
4.5% 5/15/38	45,000	48,948
5% 5/15/37	10,000	11,424
U.S. Treasury Notes:
0.125% 1/31/23	11,000	10,926
0.125% 7/15/23	4,000	3,888
0.125% 7/31/23	46,000	44,615
0.125% 9/15/23	1,000	965
0.125% 2/15/24	2,240,000	2,121,875
0.25% 3/15/24	108,000	102,123
0.25% 5/15/24	1,055,000	990,835
0.25% 5/31/25	1,383,000	1,254,856
0.25% 6/30/25	277,000	251,096
0.25% 7/31/25	2,639,000	2,383,141
0.25% 8/31/25	753,000	677,582
0.25% 9/30/25	1,104,000	993,298
0.25% 10/31/25	1,359,000	1,218,004
0.375% 4/15/24	301,000	284,104
0.375% 7/15/24	100,000	93,594
0.375% 8/15/24	285,000	265,874
0.375% 9/15/24	185,000	172,187
0.375% 4/30/25	1,070,000	976,793
0.375% 11/30/25	1,261,000	1,130,319
0.375% 12/31/25	497,000	444,951
0.375% 1/31/26	781,000	696,402
0.375% 7/31/27	1,248,000	1,064,505
0.375% 9/30/27	563,000	477,582
0.5% 11/30/23	1,425,000	1,366,163
0.5% 3/31/25	1,512,000	1,389,209
0.5% 5/31/27	1,548,000	1,333,759
0.5% 6/30/27	1,571,000	1,350,385
0.5% 8/31/27	1,129,000	965,560
0.5% 10/31/27	64,000	54,485
0.625% 10/15/24	1,190,000	1,110,000
0.625% 3/31/27	808,000	703,497
0.625% 11/30/27	509,000	435,076
0.625% 12/31/27	338,000	288,237
0.625% 5/15/30	1,415,000	1,137,306
0.625% 8/15/30	204,000	162,961
0.75% 3/31/26	1,215,000	1,092,598
0.75% 4/30/26	1,041,000	933,078
0.75% 8/31/26	1,695,000	1,505,372
0.75% 1/31/28	263,000	225,245
0.875% 1/31/24	1,445,000	1,383,362
0.875% 6/30/26	430,000	385,471
0.875% 9/30/26	1,510,000	1,345,139
1% 12/15/24	4,195,000	3,924,128
1% 7/31/28	852,000	730,557
1.125% 2/28/25	328,000	306,091
1.125% 10/31/26	975,000	875,520
1.125% 2/28/27	231,000	206,195
1.125% 2/29/28	1,011,000	882,255
1.125% 8/31/28	245,000	211,265
1.125% 2/15/31	2,000	1,657
1.25% 8/31/24	511,000	483,394
1.25% 12/31/26	225,000	202,395
1.25% 3/31/28	13,000	11,397
1.25% 4/30/28	659,000	576,702
1.25% 6/30/28	1,267,000	1,104,369
1.25% 9/30/28	1,345,000	1,166,157
1.25% 8/15/31	259,000	213,210
1.375% 2/15/23	29,000	28,823
1.375% 1/31/25	956,000	899,013
1.375% 8/31/26	695,000	632,260
1.375% 10/31/28	1,360,000	1,185,538
1.375% 12/31/28	995,000	866,505
1.5% 2/29/24	730,000	702,454
1.5% 9/30/24	905,000	858,513
1.5% 10/31/24	556,000	526,767
1.5% 11/30/24	143,000	135,213
1.5% 2/15/25	1,150,000	1,082,348
1.5% 8/15/26	574,000	524,986
1.5% 1/31/27	173,000	156,998
1.5% 11/30/28	3,179,000	2,787,958
1.625% 9/30/26	93,000	85,382
1.625% 10/31/26	215,000	196,927
1.625% 11/30/26	136,000	124,413
1.625% 8/15/29	176,000	154,557
1.75% 6/30/24	251,000	240,450
1.75% 7/31/24	661,000	631,746
1.75% 12/31/24	707,000	671,291
1.75% 3/15/25	560,000	529,765
1.75% 12/31/26	188,000	172,769
1.75% 1/31/29	465,000	412,905
1.875% 6/30/26	88,000	81,857
1.875% 7/31/26	238,000	220,977
1.875% 2/28/27	160,000	147,350
1.875% 2/28/29	2,365,000	2,116,213
2% 5/31/24	108,000	103,975
2% 11/15/26	110,000	102,167
2.125% 3/31/24	269,000	260,321
2.25% 3/31/24	205,000	198,770
2.25% 4/30/24	309,000	298,994
2.25% 3/31/26	92,000	86,987
2.25% 2/15/27	134,000	125,342
2.25% 8/15/27	535,000	498,261
2.25% 11/15/27	100,000	92,813
2.375% 2/29/24	247,000	240,294
2.375% 5/15/27	22,000	20,641
2.375% 5/15/29	16,000	14,721
2.5% 1/31/24	495,000	482,954
2.5% 4/30/24	1,985,000	1,927,776
2.5% 5/31/24	1,035,000	1,003,829
2.625% 6/30/23	10,000	9,886
2.625% 12/31/25	5,000	4,794
2.625% 5/31/27	670,000	635,898
2.625% 2/15/29	57,000	53,286
2.625% 7/31/29	2,195,000	2,047,866
2.75% 7/31/23	2,000	1,975
2.75% 2/15/24	742,000	725,537
2.75% 5/15/25	4,440,000	4,289,456
2.75% 6/30/25	82,000	79,249
2.75% 4/30/27	2,610,000	2,490,103
2.75% 7/31/27	1,095,000	1,043,330
2.75% 2/15/28	492,000	466,574
2.75% 8/15/32	6,276,000	5,813,145
2.875% 11/30/23	244,000	239,463
2.875% 5/31/25	10,000	9,686
2.875% 6/15/25	620,000	600,819
2.875% 11/30/25	31,000	29,954
2.875% 5/15/28	323,000	307,658
2.875% 8/15/28	61,000	58,014
2.875% 5/15/32	265,000	248,396
3% 6/30/24	1,100,000	1,074,047
3% 7/15/25	1,060,000	1,029,359
3% 10/31/25	74,000	71,783
3.125% 8/15/25	1,675,000	1,631,620
3.125% 8/31/27	2,265,000	2,195,811
3.125% 11/15/28	155,000	149,230
3.125% 8/31/29	1,435,000	1,380,347
3.25% 8/31/24	610,000	597,681
3.25% 6/30/27	670,000	652,570
3.25% 6/30/29	640,000	620,050
3.5% 9/15/25	1,630,000	1,603,767
3.875% 11/30/27	230,000	230,863
3.875% 9/30/29	1,175,000	1,183,078
3.875% 11/30/29	215,000	216,881
4% 10/31/29	1,285,000	1,304,476
4.125% 9/30/27	1,540,000	1,558,769
4.125% 10/31/27	1,010,000	1,022,862
4.125% 11/15/32	270,000	280,547
4.25% 10/15/25	2,235,000	2,243,207
4.5% 11/30/24	1,170,000	1,173,473
4.5% 11/15/25	680,000	687,650
TOTAL U.S. TREASURY OBLIGATIONS		127,994,284
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,115,745)		130,529,763

U.S. Government Agency - Mortgage Securities - 27.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.9%
1.5% 10/1/36 to 3/1/52	2,623,320	2,228,116
2% 7/1/35 to 2/1/52	12,374,350	10,391,137
2.5% 1/1/27 to 6/1/52	8,922,078	7,787,715
3% 8/1/32 to 10/1/52	7,654,749	6,898,045
3.5% 5/1/29 to 9/1/52	4,407,168	4,110,240
4% 6/1/34 to 10/1/52	2,018,467	1,932,732
4.5% 10/1/39 to 11/1/50	681,135	671,485
5% 5/1/29 to 11/1/52	1,079,364	1,087,272
5.5% 1/1/49	59,596	61,005
TOTAL FANNIE MAE		35,167,747
Freddie Mac - 8.9%
1.5% 12/1/36 to 3/1/52	2,583,399	2,074,364
2% 2/1/36 to 6/1/52	11,257,610	9,458,723
2.5% 3/1/33 to 3/1/52	7,617,418	6,576,753
3% 11/1/26 to 4/1/52	1,971,689	1,790,033
3.5% 9/1/33 to 9/1/52	2,170,739	2,022,794
4% 2/1/34 to 9/1/52	2,505,263	2,392,009
4.5% 7/1/41 to 10/1/52	1,698,353	1,662,238
5% 12/1/48 to 9/1/52	352,341	351,346
5.5% 6/1/49	54,480	55,214
TOTAL FREDDIE MAC		26,383,474
Ginnie Mae - 5.7%
1.5% 5/20/51	44,015	35,799
2% 3/20/51 to 5/20/52	4,517,092	3,850,103
2.5% 12/20/49 to 8/20/52	4,811,228	4,241,673
3% 7/20/42 to 7/20/52	3,415,286	3,108,152
3.5% 2/20/46 to 7/20/52	2,488,237	2,330,900
3.5% 12/1/52 (e)	100,000	92,771
4% 4/20/47 to 10/20/52	1,369,841	1,313,985
4% 12/1/52 (e)	200,000	190,887
4.5% 8/20/48 to 10/20/52	845,387	831,457
4.5% 12/1/52 (e)	300,000	293,871
5% 12/20/47 to 10/20/52	444,808	447,138
5% 12/1/52 (e)	100,000	99,949
5.5% 12/20/48	12,823	13,240
5.5% 12/1/52 (e)	100,000	101,301
TOTAL GINNIE MAE		16,951,226
Uniform Mortgage Backed Securities - 0.5%
4% 12/1/37 (e)	100,000	97,891
4% 12/1/52 (e)	200,000	189,250
4.5% 12/1/52 (e)	500,000	486,719
5% 12/1/52 (e)	100,000	99,562
5.5% 12/1/52 (e)	400,000	404,562
6% 12/1/52 (e)	200,000	204,594
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,482,578
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $90,650,993)		79,985,025

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	29,112
1.39% 7/15/30	60,000	49,864
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	86,558	83,594
Series 2022-3 Class A2A, 3.97% 4/15/27	130,000	126,598
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	95,411
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	33,052	32,928
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	14,065
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	79,073	76,488
Hyundai Auto Receivables Trust 3.72% 11/16/26	88,000	85,710
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	57,275	56,608
TOTAL ASSET-BACKED SECURITIES (Cost $691,701)		650,378

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	85,174	81,560
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	68,027
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	94,820
Series 2022-BNK41 Class A4, 3.9163% 4/15/65 (c)	270,000	244,837
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	80,312
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	111,667
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	41,385
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	44,241
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	56,274
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	234,493
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	63,581
Class A5, 3.0161% 9/15/52	75,000	64,251
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	74,980
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	174,171
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	208,932
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	160,610
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	161,442
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	32,298
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	41,181
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	41,732
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	80,968
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	83,021
Series 2022-K145 Class A2, 2.58% 6/25/55	600,000	514,742
Series K080 Class A2, 3.926% 7/25/28	60,000	58,688
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	66,644
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	100,704
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	38,666
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	105,402
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	85,477
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	95,821
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	92,394
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	25,257
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	89,767
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	64,761
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	87,300
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	61,613
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	22,843
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,391,257)		3,754,862

Foreign Government and Government Agency Obligations - 1.8%
	Principal Amount (a)	Value ($)
Alberta Province:
1.3% 7/22/30	216,000	174,111
2.95% 1/23/24	110,000	107,674
Chilean Republic:
2.55% 7/27/33	200,000	159,900
3.24% 2/6/28	230,000	215,093
Export Development Canada 2.625% 2/21/24	100,000	97,427
Hungarian Republic:
5.375% 2/21/23	134,000	133,900
5.375% 3/25/24	32,000	31,946
Indonesian Republic:
1.85% 3/12/31	200,000	159,522
2.85% 2/14/30	400,000	359,000
Israeli State 3.375% 1/15/50	100,000	76,205
Italian Republic:
1.25% 2/17/26	455,000	392,711
2.375% 10/17/24	200,000	187,381
Korean Republic 2.75% 1/19/27	200,000	186,970
Manitoba Province 2.6% 4/16/24	180,000	175,048
Ontario Province:
1.125% 10/7/30	224,000	177,480
2.3% 6/15/26	107,000	99,385
Panamanian Republic:
2.252% 9/29/32	200,000	150,788
3.16% 1/23/30	400,000	346,950
Peruvian Republic:
1.862% 12/1/32	185,000	138,981
2.78% 12/1/60	65,000	39,244
3.3% 3/11/41	70,000	52,220
3.55% 3/10/51	55,000	40,356
7.35% 7/21/25	113,000	119,356
Philippine Republic:
1.648% 6/10/31	205,000	161,716
2.65% 12/10/45	200,000	134,022
5.17% 10/13/27	300,000	305,658
Polish Government 3.25% 4/6/26	53,000	50,443
Quebec Province 2.5% 4/20/26	130,000	122,395
United Mexican States:
3.25% 4/16/30	200,000	178,500
3.5% 2/12/34	217,000	180,870
3.771% 5/24/61	250,000	169,063
4.6% 2/10/48	50,000	40,563
5.55% 1/21/45	45,000	41,985
7.5% 4/8/33	55,000	61,153
Uruguay Republic:
4.125% 11/20/45	20,000	18,500
4.375% 10/27/27	15,000	15,180
4.375% 1/23/31	128,116	128,116
4.975% 4/20/55	63,000	60,953
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,267,791)		5,290,765

Supranational Obligations - 0.7%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	70,492
Asian Development Bank:
0.5% 2/4/26	200,000	178,044
2.5% 11/2/27	156,000	145,629
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	175,582
European Investment Bank:
1.25% 2/14/31	83,000	68,570
2.25% 6/24/24	50,000	48,326
2.875% 8/15/23	90,000	88,793
3.125% 12/14/23	90,000	88,615
Inter-American Development Bank:
0.625% 7/15/25	125,000	113,913
1.75% 3/14/25	66,000	62,396
2.25% 6/18/29	30,000	27,126
3.125% 9/18/28	60,000	57,360
3.2% 8/7/42	123,000	103,823
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	117,569
0.5% 10/28/25	145,000	130,475
0.75% 8/26/30	70,000	55,458
0.875% 5/14/30	67,000	54,023
1.25% 2/10/31	100,000	81,887
1.5% 8/28/24	50,000	47,486
1.625% 1/15/25	63,000	59,641
1.875% 6/19/23	20,000	19,690
2.5% 3/19/24	120,000	116,782
2.5% 3/29/32	260,000	232,081
International Finance Corp. 0.75% 8/27/30	40,000	31,794
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,435,666)		2,175,555

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,458)	279,000	259,689

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $333,043,880)	296,257,197
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,375)
NET ASSETS - 100.0%	296,252,822

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,356,985 or 0.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,931,055	12,911,785	14,842,840	5,413	-	-	-	0.0%
Total	1,931,055	12,911,785	14,842,840	5,413	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.